Income Taxes - Schedule of Reconciliation of the Federal Income Tax Rate to the Company's Effective Income Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of the federal income tax rate to the Company's effective income tax rate
Federal income tax rate:	35.00%	35.00%	35.00%
Reconciling items:
Dividends-received deduction	(0.30%)	(1.70%)	(2.60%)
Nondeductible health insurer fee	0.50%	2.30%	1.90%
Change in liability for prior years' taxes	0.00%	0.50%	(0.30%)
Goodwill	1.20%	0.00%	0.00%
Capital contribution from affiliated entity impacting taxable income	3.70%	0.00%	0.00%
Other	(0.10%)	(0.50%)	(0.40%)
Effective income tax rate	40.00%	35.60%	33.60%
Unrecognized tax benefits (less than)	$ 1	$ 1	$ 1